Note 12 - Revenue (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer, Excluding Assessed Tax	$ 32	$ 571	$ 52	$ 1,207	$ 1,464	$ 3,647
Contract with Customer, Liability	74	150	74	150	0	987	$ 2,918
Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	6	245	$ 26	370	477	1,743
Technology Service [Member]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 26	$ 326		$ 837	$ 987	$ 1,904